Employee Benefit Plan - Additional Information (Detail) - Benefit Plan, 401K [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Employer's matching contribution	100.00%
Contribution to Employee benefit plan	$ 0.2	$ 0.1
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employee's total compensation, contribution percentage	6.00%